Auditor Remuneration - Schedule of Auditor Remuneration (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Auditor Remuneration [Line Items]
Audit services remuneration		$ 546,703	$ 73,230	$ 54,605
Total other services remuneration		9,660	6,180	7,725
Total remuneration received by Grant Thornton		556,363	79,410	62,330
Auditors of Resolution Minerals Ltd – Grant Thornton Audit Pty Ltd [Member]
Auditor Remuneration [Line Items]
Audit and review of Financial Reports	[1]	546,703	73,230
Auditors of Resolution Minerals Ltd – Grant Thornton [Member]
Auditor Remuneration [Line Items]
Audit and review of Financial Reports			73,230	54,605
Taxation compliance		$ 9,660	$ 6,180	$ 7,725

[1]	Total audit fees include $272,217 in additional fees for the year associated with the re-audits of prior period in conjunction with the proposed Nasdaq listing application